Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Notes Payable
Schedule of Notes Payable	Notes payable consisted of the following:

	December 31, 2020		December 31, 2019
Issuing bank	RMB	US$	RMB
Bank of Weifang	15,000	2,299	41,000

	15,000	2,299	41,000